OFI Global Asset Management, Inc.

Two World Financial Center

225 Liberty Street, 11th Floor

New York, New York 10281-1008

February 15, 2013

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC, 20549

Re:	Oppenheimer Global Real Estate Fund
Pre-Effective Amendment No. 1
File Nos. 333-185116; 811-22771

To the Securities and Exchange Commission:

An electronic (EDGAR) filing is hereby made under the Securities Act of 1933, as amended ("Securities Act") and the Investment Company Act of 1940, as amended (“Investment Company Act”) on behalf of Oppenheimer Global Real Estate Fund (the “Fund”). This filing consists of the documents comprising Pre-Effective Amendment No. 1 (the "Amendment") to the Fund's Registration Statement on Form N-1A (the “Registration Statement”).

This Amendment is being filed for the purpose of responding to the comments provided by Commission staff on December 20, 2012, filing the Fund’s audited financial statements as part of the Statement of Additional Information (Part B), and filing the Exhibits to the Registration Statement, including the Opinion and Consent of Counsel and Independent Registered Public Account Firm’s Consent.

This filing contains a request for acceleration. We respectfully request this Registration Statement to be declared effective as of 3 p.m. on Friday February 22, 2013, or as soon as practicable thereafter.

In order to expedite review and achieve consistency, we request that you address any comments on this filing to the undersigned at:

OFI Global Asset Management, Inc. Two World Financial Center 225 Liberty Street, 16th Floor New York, New York 10281-1008 212.323.0310
tedwards@oppenheimerfunds.com

Thank you for your attention to this matter.

Sincerely,

/s/ Taylor V. Edwards
-----------------------------
Taylor V. Edwards
Vice President & Senior Counsel

cc:	Valerie Lithotomos, Esq.
Arthur S. Gabinet, Esq.
Erin Powrie, Esq.
Ronald M. Feiman, Esq.
Gloria J. LaFond

OFI Global Asset Management, Inc.

Two World Financial Center

225 Liberty Street, 11th Floor

New York, New York 10281-1008

February 15, 2013

Via Electronic Transmission

Ms. Valerie Lithotomos

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

Re:	Registration Statement on Form N-1A for Oppenheimer Global Real Estate Fund (SEC File No. 333-185116)

Dear Ms. Lithotomos:

We have reviewed your comments, dated December 20, 2012, to the Registration Statement on Form N-1A for Oppenheimer Global Real Estate Fund (the “Registrant” or the “Fund”) filed with the Securities and Exchange Commission (the “Commission”) on November 21, 2012 (the “Registration Statement”). For your convenience, we have included each of your comments in italics below, followed by our response. The captions used below correspond to the captions the Registrant uses in the Registration Statement and defined terms have the meanings defined therein.

Prospectus

General

1.	The heading on page 2 should read “The Summary Prospectus,” not “To Summary Prospectus.” Also, as we have commented in past filings, we request that you add page numbers to your N-1A, for ease of reference.

Consistent with the requirements of Rule 498, which requires reader accessibility between the statutory and summary prospectuses, the heading on page 2 is the text for the hyperlink within the statutory prospectus that, when clicked, leads the reader to the summary prospectus. The labeling is intended to inform the reader that the link leads “to the summary prospectus.” Accordingly, we have not revised the heading.

Page numbers have been added.

2.	The prospectus states in the Principal Investment Strategies section that the Fund invests a “substantial portion” of its assets in a number of different countries throughout the world and that under normal circumstances the Fund will invest in at least three different countries. The prior sentence states that the Fund will invest at least 80% in real estate companies. Given that the term “global” is in the Fund’s name, please expressly describe how the Fund will invest [its] assets in investments that are tied economically to a number of countries throughout the world.” See Investment Company Names, Investment Company Act Release No. 24828, as n. 42 (Jan.17, 2001). For example, the Fund could include a policy that, under normal market conditions, it will invest significantly (i.e., at least 40% of its assets, unless market conditions are not deemed favorable, in which case the Fund would invest at least 30% of its assets) in companies organized or located outside the U.S. or doing a substantial amount of business outside the U.S. Also, given that the Fund’s name includes “real estate” in its name, please disclose the percentage the Fund will invest in real estate companies and real estate securities.

As a general matter, while the Commission has previously provided comments to mutual fund registrants saying that one way to satisfy a mandate that a fund name including “global” not be misleading under Section 35(d) and Rule 35d-1 is to invest at least 40 percent of its assets outside the United States, the Commission has acknowledged in discussions with the Investment Company Institute that this approach is not compulsory. See Memorandum from the ICI on SEC Staff Comments on Fund Names (June 4, 2012). In this light, we have added disclosure to explain that “under normal market conditions, the Fund will invest a significant portion of its assets (generally 40% or more) in equity securities of real estate companies domiciled outside of the U.S. or having a majority of their assets or real estate activities outside of the U.S.”

As stated in the Principal Investment Strategies section, the Fund, under normal market conditions, will invest “at least 80% of its net assets” in common stocks and other securities of real estate companies.

3.	The section titled “Top-Down Analysis” references a sub-sub-advisor, Cornerstone Real Estate Advisers, Inc. Please briefly disclose the advisory structure of the Fund -- for example, who is the sub-advisor, are there section 18 advisory contracts applicable to all parties, and what are the basic terms of the sub-sub-advisor contract?

The advisory structure of the Fund is described on page 9 of the prospectus under the section “How The Fund is Managed,” and furthermore on pages 38-40 of the SAI under the sections “The Investment Advisory Agreement and the Sub-Advisory Agreement” and “The Sub-Sub-Advisory Agreement.”

Principal Investment Strategies and Risks

4.	The prospectus states in the section “Real Estate Investments,” that the Fund will focus on REITs, REOCs and other real estate related securities. Please define the term “real estate related securities” when it is first used to describe the Fund’s investments and clarify what it includes. Also, please disclose the meaning of “international REIT-like entities.”

All references to the term “real estate-related securities” have been deleted. Additionally, disclosure has been added explaining what “international REIT-like entities” are.

5.	Please disclose the significance of referencing the “FTSE EPRA/NAREIT GLOBAL INDEX,” given that the prospectus states that the Fund may invest in securities that are not in that index. Please disclose how the Fund choses the REITS and REOCs it will invest in.

This reference to the index has been deleted from the prospectus.

6.	In the sections regarding the risks of investing in real estate, real estate debt, and real estate related debt securities, please add disclosure regarding recent economic and real estate market developments that may make the risks greater. For example, please add any relevant disclosure regarding the recent changes in the real estate market.

After a survey of recent economic and real estate market developments, at this time we do not believe that there are any specific, recent changes that make the risks already disclosed any greater. However, should any developments occur in the future that increase the risks already disclosed or add new risks not currently contemplated, the Fund will update its disclosure documents accordingly.

7.	The principal risks include investing in foreign securities and investing in developing and emerging markets. Please expand the risks to include any special risks in investing in real estate in foreign, developing, and emerging countries.

Disclosure has been added under the section “Special Risks of Foreign Real Estate Investments.”

8.	The Fund can invest in derivatives. Please disclose the maximum amount of assets that will be invested in derivatives. Please disclose the specific reason the Fund will invest in derivatives. Also, please distinguish purchasing derivatives from selling them and also disclose that derivative instruments may be used for hedging and speculation. In general, see Letter dated July 30, 2010, from Barry Miller, Associate Director, Office of Legal and Disclosure, Division of Investment Management to the Investment Company Institute.

Under the Principal Investment Strategies section, the Fund discloses that it will invest, under normal market conditions, 80% of its assets in common stocks and other equity securities of real estate companies. The Fund can invest up to 20% of its assets in other types of investments, including derivatives. Additionally, under the section “Other Investment Strategies and Risks” in the statutory part of the Prospectus, we have revised the disclosure to read: “[d]erivatives may allow the Fund to increase or decrease its exposure to certain markets and risks for hedging purposes or to seek investment return.” We note that the use of derivatives is not a principal strategy of the Fund. While the prospectus contains a discussion of the reasons the Fund would use derivatives, the types of derivatives the Fund could be expected to use, and the risks involved, a more expansive discussion of selling and purchasing transactions is, we believe, more appropriately included in the SAI.

9.	The prospectus states that the Fund can invest in Oppenheimer Institutional Money Market Fund. The fee table does not include a line item for Acquired Fund Fees and Expenses. In the event the AFFE incurred exceeds 0.01% of the average net assets of the Fund, please include these fees and expenses in the fee table.

The Acquired Fund Fees and Expenses incurred in connection with Oppenheimer Institutional Money Market Fund are not expected to exceed 0.01% of the average net assets of the Fund and therefore are not included in the fee table.

10.	The prospectus states that the Fund may invest in Hybrid REITS. Please add a risk factor regarding investing in such REITS.

Hybrid REITs combine the characteristics of both equity and mortgage REITs and are subject to the same risks as those REITs. We have included a discussion of the risks related to REITs in the summary prospectus under “Main Risks of Investing in REITs” and in the paragraph immediately following the bullet-point “Hybrid REITs” in the statutory prospectus.

The Manager and the Sub-Adviser

11.	This section discloses the existence of a manager, a sub-advisor and a sub-sub-advisor. Please provide a brief discussion disclosing the relationship of all parties to the Fund’s operations (i.e., Fund, the Adviser, sub-Advisers, the sub-sub-Advisor, and the portfolio managers). Please disclose whether any of their functions are duplicative and whether any fees are paid for duplicative services.

We have revised the disclosure under the sections “The Manager and the Sub-Adviser” and “The Sub-Sub-Adviser”, in the Prospectus, to more clearly reflect the relationships between the Fund’s investment advisers and the Fund’s operations. We note that the relationship between the portfolio managers, each of which is employed by the Sub-Sub-Adviser, is described in the section “Portfolio Managers” In the Prospectus. We believe that the disclosure complies with the requirements of Form N-1A and adequately informs shareholders.

Statement of Additional Information

12.	The SAI states that the Fund will invest in repurchase agreements. Please disclose the Fund’s policy on the amount it may invest in repurchase agreements.

The Fund discloses in its SAI that “Repurchase agreements that have a maturity beyond seven days are subject to limits on illiquid investments, which may be up to 15% as described in the Prospectus under the section “Illiquid Securities.” There is no limit on the amount of assets that may be subject to repurchase agreements having maturities of seven days or less.”

13.	Please file as exhibits the advisory contracts entered into by the manager, sub-advisor, and the sub-sub-advisor. Also, please confirm that the substantive terms of the contracts are fully described in the SAI.

The advisory agreements are being filed herewith. We confirm that the substantive terms of the contracts are described in the SAI.

* * * * *

The undersigned hereby acknowledges that (i) should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing; (ii) the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Registrant from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and (iii) the Registrant may not assert this action as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Please direct any questions you may have regarding the Registration Statement or this letter to the undersigned at:

Taylor V. Edwards
OFI Global Asset Management, Inc. Two World Financial Center 225 Liberty Street, 16th Floor New York, New York 10281-1008 212-323-0310 tedwards@oppenheimerfunds.com

Sincerely,

/s/ Taylor V. Edwards
Taylor V. Edwards Vice President & Senior Counsel

cc:	Arthur S. Gabinet, Esq.
Lori E. Bostrom, Esq.
Kramer Levin
KPMG LLP

Request for Acceleration of Effective Date of

Registration Statement of

Oppenheimer Global Real Estate Fund

Pursuant to Rule 461 under the Securities Act of 1933, as amended

VIA EDGAR

February 15, 2013

Securities and Exchange Commission

100 F Street, NE

Washington, DC, 20549

Re:	Oppenheimer Global Real Estate Fund
Registration Statement on Form N-1A
File Nos. 333-185116 and 811-22771

To the Securities and Exchange Commission:

Oppenheimer Global Real Estate Fund (the “Registrant”) and OppenheimerFunds Distributor, Inc., as general distributor of the Registrant’s shares, hereby request the acceleration of the Registrant’s above-referenced Registration Statement on Form N-1A to 3 p.m. on February 22, 2013, or as soon as practicable thereafter.

The undersigned hereby acknowledges that (i) should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing; (ii) the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Registrant from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and (iii) the Registrant may not assert this action as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Oppenheimer Global Real Estate Fund

By:	/s/ Arthur S. Gabinet
-----------------------------------------------
Arthur S. Gabinet, Secretary and Chief
Legal Officer

OppenheimerFunds Distributor, Inc.

By:	/s/ Janette Aprilante
-----------------------------------------------
Janette Aprilante, Secretary